BUSINESS SEGMENT AND GEOGRAPHIC AREA INFORMATION (Tables)	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION

The Company’s segment information is as follows:

	Fiscal Year Ended March 31,
	2022	2021
Net sales
Health and wellness products	$32,147,330	$64,046,966
Other	2,276,984	764,185
Total net sales	$34,424,314	$64,811,151
Operating earnings (loss):
Segment gross profit:
Health and wellness products	$22,059,788	$45,997,828
Other	1,562,655	548,829
Total segment gross profit	23,622,443	46,546,657
Selling and marketing expenses	17,239,655	29,740,974
General and administrative expenses	19,714,963	18,983,209
Consolidated operating loss	$(13,332,175)	$(2,177,526)
Total Assets:
Health and wellness	$13,729,219	$22,772,217
Corporate	29,435,505	464,739
Consolidated total assets	$43,164,724	$23,236,956
Payments for property and equipment:
Health and wellness	$208,952	$907,891
Corporate	9,123,016	6,445
Consolidated payments for property and equipment	$9,331,967	$914,336
Depreciation and amortization expense:
Health and wellness	$94,459	$155,085
Corporate	560,808	8,163
Consolidated depreciation and amortization	$655,267	$163,248

SCHEDULE OF CONSOLIDATED NET SALES

Our consolidated net sales, by geographic area, were as follows:

	Fiscal Year Ended March 31,
Country	2022	2021
United States	$29,803,258	$60,961,369
Canada	2,446,330	3,214,633
Republic of Korea	1,706,367	-
Other	468,359	635,149
	$34,424,314	$64,811,151

SCHEDULE CONSOLIDATED TOTAL ASSETS

Our consolidated total assets, by geographic area, were as follows:

	Fiscal Year Ended March 31,
Country	2022	2021
United States	$39,865,782	$20,941,018
Republic of Korea	2,663,149	1,200,214
Other	635,793	1,095,725
	$43,164,724	$23,236,956